Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

VIA EDGAR

January 3, 2019

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Listed Funds Trust (File No. 333-215588) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statement of Additional Information, each dated December 31, 2018, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 3, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-18-015066 on December 28, 2018.

If you have any questions, please do not hesitate to contact me at 202.373.6101.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001